UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.  [   ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Michael F. Price
Address:    c/o MFP Investors LLC
            667 Madison Ave.
            25th Floor
            New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael F. Price
Title:      Investment Manager
Phone:      (212) 752-7280

Signature, Place, and Date of Signing:

                                    New York, NY            11/14/08
  ------------------------        ---------------          ----------
        [Signature]                [City, State]              Date

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
                                            --

Form 13F Information Table Entry Total:          102
                                                 ---

Form 13F Information Table Value Total:           $443,813
                                                -----------
                                                (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                                                                               COLUMN  COLUMN
              COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         6        7         COLUMN 8
              --------                 --------      --------   --------        --------       ------  ------       --------

                                                                                               INVEST-
                                                                                                MENT   OTHER
                                                                 VALUE    SHRS OR   SH/  PUT/  DISCRE-  MAN-      VOTING AUTHORITY
         NAME OF ISSUER                 TITLE          CUSIP    (x$1000)  PRN AMT   PRN  CALL   TION   AGERS     SOLE   SHARED  NONE
---------------------------------  ----------------  ---------  --------  --------  ---  ----  ------  -----  --------- ------  ----



Allied World Assur Hldg Ltd.       SHS               G0219G203    5,594    157,497  SH         SOLE        1    157,497
Enstar Group Ltd.                  SHS               G3075P101    7,633     78,400  SH         SOLE        1     78,400
Ingersoll-Rand Company Ltd.        CL A              G4776G101    8,454    271,211  SH         SOLE        1    271,211
Maiden Holdings Ltd.               SHS               G5753U112    2,175    500,000  SH         SOLE        1    500,000
MF Global Ltd.                     SHS               G60642108    1,432    330,000  SH         SOLE        1    330,000
Orient Express Hotels Ltd          CL A              G67743107    2,413    100,000  SH         SOLE        1    100,000
TYCO International Ltd. Bermuda    SHS               G9143X208    9,623    300,000  SH         SOLE        1    300,000
Tyco Electronics Ltd.              COM NEW           G9144P105   10,708    355,200  SH         SOLE        1    355,200
Abington Community Bancorp Inc.    COM               00350L109    4,561    450,700  SH         SOLE        1    450,700
Altria Group Inc.                  COM               02209S103    1,984    100,000  SH         SOLE        1    100,000
American Greetings Corp.           CL A              026375105   15,749  1,030,000  SH         SOLE        1  1,030,000
Anheuser-Busch Cos Inc.            COM               035229103    9,083    140,000  SH         SOLE        1    140,000
Arkansas Best Corp.                COM               040790107   13,749    408,100  SH         SOLE        1    408,100
Armstrong World Inds Inc.          COM               04247X102    5,636    195,000  SH         SOLE        1    195,000
Autoliv Inc.                       COM               052800109    6,750    200,000  SH         SOLE        1    200,000
BCSB Bankcorp, Inc.                COM               055367106      583     55,700  SH         SOLE        1     55,700
BKF Cap Group Inc.                 COM               05548G102      414    376,700  SH         SOLE        1    376,700
BRT Realty Trust                   SH BEN INT NEW    055645303      271     31,600  SH         SOLE        1     31,600
BNCCORP Inc.                       COM               055936108    1,418    149,250  SH         SOLE        1    149,250
Bancorp Rhode Island, Inc.         COM               059690107    3,464    120,500  SH         SOLE        1    120,500
Beneficial Mutual Bancorp, Inc.    COM               08173R104    1,381    109,200  SH         SOLE        1    109,200
Benjamin Franklin Bancorp Inc.     COM               082073107    1,189    102,000  SH         SOLE        1    102,000
Berkley W R Corp.                  COM               084423102    1,215     51,600  SH         SOLE        1     51,600
Berkshire Hathaway Inc             CL A              084670108    1,306         10  SH         SOLE                  10
Boeing Co.                         COM                97023105    1,147     20,000  SH         SOLE              20,000
Calpine Corp.                      COM NEW           131347304    5,868    451,400  SH         SOLE        1    451,400
Cape Bancorp Inc.                  COM               139209100    1,373    150,000  SH         SOLE        1    150,000
CapitalSource Inc.                 COM               14055X102    3,444    280,000  SH         SOLE        1    280,000
Charlotte Russe Hldg Inc           COM               161048103    2,358    230,000  SH         SOLE        1    230,000
ConocoPhillips                     COM               20825C104   17,361    237,000  SH         SOLE        1    237,000
Conseco Inc                        COM NEW           208464883    8,766  2,490,364  SH         SOLE        1  2,490,364
DRS Technologies Inc.              COM               23330X100    1,765     23,000  SH         SOLE        1     23,000
Dana Holding Corp.                 COM               235825205    2,016    416,596  SH         SOLE        1    416,596
Dearborn Bancorp Inc.              COM               24242R108    1,237    248,000  SH         SOLE        1    248,000
Duckwall-Alco Stores, Inc.         COM               264142100    5,016    340,100  SH         SOLE        1    340,100
Emmis Communications Corp          CL A              291525103      840    866,200  SH         SOLE        1    866,200
Encore Cap Group Inc               COM               292554102    8,897    649,399  SH         SOLE        1    649,399
Exxon Mobil Corp.                  COM               30231G102      777     10,000  SH         SOLE              10,000
Farmer Bros Co.                    COM               307675108    7,320    294,319  SH         SOLE        1    294,319
Footstar Inc.                                        344912209      213     58,500  SH         SOLE        1     58,500
Franklin Bank Corp. Del            COM               352451108      296    604,900  SH         SOLE        1    604,900
Franklin Resources Inc.            COM               354613101    4,847     55,000  SH         SOLE              55,000
Fredericks Hollywood Group         COM               35582T108      154    284,300  SH         SOLE        1    284,300
GAMCO Investors Inc.               COM               361438104    2,372     40,000  SH         SOLE        1     40,000
Gencorp Inc.                       COM               368682100    4,800    712,100  SH         SOLE        1    712,100
Getty Realty Corp.                 COM               374297109      803     36,218  SH         SOLE              36,218
GLG Partners Inc.                  W EXP 12/28/11    37929X115      113    156,700  SH         SOLE        1    156,700
Goodyear Tire & Rubber Co          COM               382550101   11,460    748,500  SH         SOLE        1    748,500
Great Florida Bk Miami Lakes Fla   CL A              390528107      117     28,469  SH         SOLE              28,469
Gyrodyne Co. America Inc.          COM               403820103      205      5,391  SH         SOLE               5,391
GulfMark Offshore, Inc.            COM               402629109      803     17,900  SH         SOLE        1     17,900
Harley-Davidson, Inc.              COM               412822108    5,595    150,000  SH         SOLE        1    150,000
Hearst-Argyle Television Inc.      COM               422317107    5,437    243,500  SH         SOLE        1    243,500
Herley Inds Inc.                   COM               427398102      559     32,700  SH         SOLE        1     32,700
Hilltop Holdings, Inc.             COM               432748101    3,937    381,500  SH         SOLE        1    381,500
IAC InteractiveCorp                COM PAR $.001     44919P508      519     30,000  SH         SOLE        1     30,000
ICO Inc. New                       COM               449293109    3,647    650,100  SH         SOLE        1    650,100
John Bean Technologies Corp.       COM               477839104    2,852    225,300  SH         SOLE        1    225,300
Johnson & Johnson                  COM               478160104    3,118     45,000  SH         SOLE              45,000
Johnson Outdoors Inc.              CL A              479167108    4,499    357,034  SH         SOLE        1    357,034
Kaiser Aluminum Corp.              COM PAR $0.01     483007704   12,885    300,000  SH         SOLE        1    300,000
Keweenaw Land Association Ltd.     COM               493026108    2,430     11,855  SH         SOLE        1     11,855
Lear Corp.                         COM               521865105    4,200    400,000  SH         SOLE        1    400,000
Louisiana Bancorp Inc New          COM               54619P104    7,060    567,100  SH         SOLE        1    567,100
MVC Capital Inc.                   COM               553829102   15,506  1,016,800  SH         SOLE        1  1,016,800
Malvern Federal Bancorp, Inc.      COM               561410101    2,006    200,000  SH         SOLE        1    200,000
Marathon Oil Corp.                 COM               565849106    1,994     50,000  SH         SOLE        1     50,000
Marlin Business Services Corp.     COM               571157106    4,103    483,820  SH         SOLE        1    483,820
McGraw Hill Companies Inc.         COM               580645109    8,851    280,000  SH         SOLE        1    280,000
Miller Inds Inc Tenn               COM NEW           600551204    2,499    337,300  SH         SOLE        1    337,300
Morgans Hotel Group Co.            COM               61748W108      546     50,000  SH         SOLE        1     50,000
Mothers Wk Inc                     COM               619903107    5,830    420,000  SH         SOLE        1    420,000
National Fuel Gas Co N J           COM               636180101    8,436    200,000  SH         SOLE        1    200,000
Northwest Airlines Corp.           COM               667280408    8,363    926,105  SH         SOLE        1    926,105
NorthWestern Corp.                 COM NEW           668074305    5,403    215,000  SH         SOLE        1    215,000
Old Republic Intl Corp.            COM               680223104      269     21,093  SH         SOLE              21,093
One Liberty Properties Inc         COM               682406103      987     55,813  SH         SOLE        1     55,813
Peapack-Gladstone Financial Corp.  COM               704699107    6,961    207,798  SH         SOLE        1    207,798
Pfizer Inc.                        COM               717081103    2,344    127,100  SH         SOLE             127,100
Presidential Life Corp.            COM               740884101    2,040    129,200  SH         SOLE        1    129,200
Primoris Services Corp.            COM               74164F103    1,840    239,000  SH         SOLE        1    239,000
Primoris Services Corp.            W EXP 10/02/2010  74164F111      532    180,500  SH         SOLE        1    180,500
Prudential Bancorp Inc. PA         COM               744319104    2,307    229,600  SH         SOLE        1    229,600
Republic First Bancorp, Inc.       COM               760416107      623     72,400  SH         SOLE        1     72,400
Revlon Inc                         CL A              761525500    1,322     89,000  SH         SOLE        1     89,000
Rome Bancorp Inc. New              COM               77587P103      420     40,000  SH         SOLE        1     40,000
Rowan Companies, Inc.              COM               779382100   15,275    500,000  SH         SOLE        1    500,000
Royal Dutch Shell PLC              Spon ADR A        780259206      950     16,100  SH         SOLE              16,100
SLM Corp.                          COM               78442P106    7,651    620,000  SH         SOLE        1    620,000
Safeguard Scientifics, Inc.        COM               786449108    2,916  2,333,058  SH         SOLE        1  2,333,058
Sears Holdings Corp.               COM               812350106   23,687    253,339  SH         SOLE        1    253,339
Sony Corp                          ADR NEW           835699307    9,354    303,000  SH         SOLE        1    303,000
Sovereign Bancorp, Inc.            COM               845905108    1,848    467,800  SH         SOLE        1    467,800
State Bancorp Inc N.Y.             COM               855716106    2,491    167,200  SH         SOLE        1    167,200
Syms Corp.                         COM               871551107    1,911    141,458  SH         SOLE        1    141,458
TFS Financial Corp.                COM               87240R107    6,788    542,200  SH         SOLE        1    542,200
Thomas Properties Group Inc.       COM               884453101    3,537    350,200  SH         SOLE        1    350,200
USG Corp.                          COM NEW           903293405    4,022    157,100  SH         SOLE        1    157,100
Unitrin Inc.                       COM               913275103    2,568    103,000  SH         SOLE        1    103,000
ValueVision Media, Inc.            CL A              92047K107      161     86,900  SH         SOLE        1     86,900
Warwick Valley Tel Co              COM               936750108    1,244    111,002  SH         SOLE        1    111,002
Wrigley Wm Jr Co.                  COM               982526105    8,337    105,000  SH         SOLE        1    105,000